Tax Matters - Deferred Taxes (Details) - USD ($) $ in Millions		Dec. 31, 2017		Dec. 31, 2016
Deferred Tax Assets
Prepaid/deferred items - Deferred tax assets		$ 1,588	[1]	$ 2,180
Inventories - Deferred tax assets		224	[1]	366
Intangible assets - Deferred tax assets	[2]	685	[1]	1,139
Property, plant and equipment - Deferred tax assets		123	[1]	92
Employee benefits - Deferred tax assets		2,219	[1]	3,356
Restructurings and other charges - Deferred tax assets		226	[1]	458
Legal and product liability reserves - Deferred tax assets		459	[1]	650
Net operating loss/credit carryforwards - Deferred tax assets	[3]	4,502	[1]	2,957
State and local tax adjustments - Deferred tax assets		218	[1]	301
All other - Deferred tax assets		488	[1]	306
Subtotal - Deferred tax assets		10,732		11,806
Valuation allowance		(2,203)	[1]	(1,949)
Total deferred taxes - Deferred tax assets		8,529	[1]	9,857
Deferred Tax Liabilities
Prepaid/deferred items - Deferred tax liabilities		(132)	[1]	(68)
Inventories - Deferred tax liabilities		(3)	[1]	(47)
Intangible assets - Deferred tax liabilities	[2]	(9,269)	[1]	(15,172)
Property, plant and equipment - Deferred tax liabilities		(755)	[1]	(982)
Employee benefits - Deferred tax liabilities		(109)	[1]	(74)
Restructurings and other charges - Deferred tax liabilities		(8)	[1]	(2)
Unremitted earnings - Deferred tax liabilities	[2],[4]	(1,067)	[1]	(23,108)
All other - Deferred tax liabilities		(424)	[1]	(503)
Deferred tax liabilities, gross		(11,767)	[1]	(39,956)
Net deferred tax liability	[5]	$ (3,238)	[1]	$ (30,099)

[1]	2017 reflects the estimated remeasurement of U.S. deferred tax assets and liabilities as the result of the enactment of the TCJA. For additional information, see Note 5A.
[2]	The decrease in 2017 is primarily the result of the enactment of the TCJA, which includes the remeasurement of deferred tax liabilities primarily associated with intangible assets and unremitted earnings of foreign subsidiaries as well as amortization on intangible assets. For additional information, see Note 5A.
[3]	The amounts in 2017 and 2016 are reduced for unrecognized tax benefits of $3.4 billion and $3.0 billion, respectively, where we have net operating loss carryforwards, similar tax losses, and/or tax credit carryforwards that are available, under the tax law of the applicable jurisdiction, to settle any additional income taxes that would result from the disallowance of a tax position.
[4]	The amount in 2017 primarily includes a provisional estimate on temporary differences associated with global intangible low-taxed income primarily related to basis differentials on intangibles. For additional information, see Note 5A.
[5]	In 2017, Noncurrent deferred tax assets and other noncurrent tax assets ($0.7 billion), and Noncurrent deferred tax liabilities ($3.9 billion). In 2016, Noncurrent deferred tax assets and other noncurrent tax assets ($654 million), and Noncurrent deferred tax liabilities ($30.8 billion).